Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		199 Months Ended	202 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation and amortization expense	$ 9,795	$ 30,192	$ 90,047	$ 37,570	$ 10,575,237	$ 10,585,032
Original of Cost Equipment			518,903	738,652	518,903
Impairment Loss			402,739		510,739	510,739
Equipment in progress
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Original of Cost Equipment			$ 600,000	$ 359,897	$ 600,000
Minimum
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment estimated useful lives	3 years		3 years
Maximum
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment estimated useful lives	5 years		5 years